[As filed copy]
(Translation)
COVER PAGE

Filing Documents:	SEMI-ANNUAL REPORT

Place where this Semi-Annual Report is being	Director-General, Kanto Local Finance Bureau
filed:

Filing Date:	June 30, 2008

Accounting Period	During the Fourteenth Term
(From October 1, 2007 to March 31, 2008)

Name of the Fund	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name of the Registrant:	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome,
Chiyoda-ku, Tokyo 100-0005

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome,
Chiyoda-ku, Tokyo 100-0005

Phone Number:	03-6212-1200

Places where a copy of Semi-Annual Report	Not applicable.
is available for Public Inspection:

1 STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(“Putnam U.S. Government Income Trust”) (“Fund”)

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions

		(As of April 30, 2008)

Types of Assets	Name of Country	Total USD	Investment Ratio (%)

U.S. Government Agency Mortgages	United States	1,548,984,291	116.12

U.S. Government Agency Obligations	United States	25,884,243	1.94

U.S. Treasury Obligations	United States	53,124,107	3.98

Collateral Mortgage Obligations	United States	526,203,044	39.45

Asset backed securities	United States	5,895,242	0.44

Purchased Options	United States	102,292,081	7.67

Short-Term Investments	United States	178,910,952	13.41

Cash, Deposit and Other Assets (After		(1,107,344,944)	(83.01)
deduction of liabilities)

Total		1,333,949,016	100.00
(Net Asset Value)		(JPY 138,917 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars (“USD” or “$”) into Japanese Yen is JPY104.14 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the April 30, 2008 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month during the one-year period up to and including the end of April 2008 is as follows:

1

		Total Net Asset Value		Net Asset Value per Share

		USD (thousands)	JPY (millions)	USD	JPY

2007 End of May		28,057	2,922	12.98	1,352
	June	27,514	2,865	12.94	1,348
	July	27,601	2,874	13.04	1,358
	August	27,565	2,871	13.12	1,366
	September	27,563	2,870	13.16	1,370
	October	27,528	2,867	13.24	1,379
	November	32,380	3,372	13.38	1,393
	December	32,073	3,340	13.41	1,397
2008 End of	January	32,365	3,370	13.57	1,413
	February	31,966	3,329	13.56	1,412
	March	31,901	3,322	13.57	1,413
	April	31,313	3,261	13.43	1,399

Note: On November 12, 2007, the Fund acquired Putnam Limited Duration Government Income Fund's net assets in a tax-free exchange approved by the Trustees and Putnam Limited Duration Government Income Fund’s shareholders.

B. Record of Distributions Paid (Class M Shares)

Period	Amount paid per Share

(5/1/07 - 4/30/08)	USD0.535 (JPY56)

Note: Record of distribution paid during the period from May 2007 through April 2008 is as follows:

Year	Ex-dividend Date	Dividend ($)	NAV per Share ($)

2007	May 11	0.044	13.04
	Jun. 14	0.044	12.85
	Jul. 16	0.044	12.92
	Aug. 14	0.044	13.01
	Sep. 14	0.044	13.13
	Oct. 16	0.044	13.09
	Nov. 8	0.045	13.26
	Dec. 14	0.044	13.31

2008	Jan. 15	0.044	13.50
	Feb. 13	0.044	13.59
	Mar. 14	0.047	13.54
	Apr. 15	0.047	13.41

Note: Dividend and NAV per Share as of May 14, 2008 were $0.047 and 13.33 respectively.

2

C. Record of Rate of Return (Class M Shares)

Period	Rate of Return (%)

(05/01/07 - 04/30/08)	6.75

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

3

2 OUTLINE OF THE FINANCIAL STATUS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.

Translation of the following unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

- Statement of assets and liabilities (3/31/08)

- Statement of operations (six months ended 3/31/08)

- Statement of changes in net assets (3/31/08)

- Financial highlights (for a common share outstanding throughout the period)

- Notes to financial statements (3/31/08)

- Portfolio of investments (3/31/08)

4

3 Record of Sales and Repurchases (Class M Shares)

Record of sales and repurchases during the one-year period up to and including the end of April and number of outstanding shares of the Fund as of the end of April 2008 are as follows: (05/01/07 - 04/30/08)

	Number of Shares	Number of Outstanding
Number of Shares Sold	Repurchased	Shares

526,659	384,072	2,337,254
(8,800)	(199,490)	(1,634,460)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

5

4 OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(1) Amount of Capital Stock (Members’ Equity)

(as of April 30, 2008)

A. Amount of members’ equity:

$118,982,092* (approx. JPY 12,391 million)

*Unaudited

B. Number of authorized shares of capital stock:

Not applicable.

C. Number of outstanding shares of capital stock:

Not applicable.

(2) Summary of Business Lines and Business Operation

The end of April 2008, Investment Management Company managed, advised, and; or administered the following 99 funds and fund portfolios (having an aggregate net asset value of over $101 billion).

		(as of the end of April 2008)

Name of	Principal Characteristics	Number of	Total Net Asset Value
Country		the Funds	($ million)

			$3,287.62
U.S.A.	Closed End Type Bond Fund	5	(JPY342.4 billion)

			$25,128.51
U.S.A.	Open End Type Balanced Fund	13	(JPY2,616.9 billion)

			$31,214.12
U.S.A.	Open End Type Bond Fund	30	(JPY3,250.6 billion)

			$41,575.19
U.S.A.	Open End Type Equity Fund	51	(JPY4,329.6 billion)

			$101,205.44
		99	(JPY10,539.5)

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to

6

provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

7

5 OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP in the U.S.A. is responsible for this part.

Translation of financial statements for the years ended December 31, 2007, 2006 and 2005 and independent auditors’ report are attached to the Japanese version of the Semi-annual Report.

8

[As filed copy]
(Translation)
COVER PAGE
Filing Documents:	AMENDMENT TO SECURITIES REGISTRATION
STATEMENT

Place where this Amendment to Securities	Director-General of Kanto Local Finance Bureau
Registration Statement is being filed:

Filing Date:	June 30, 2008

Name of the Registrant Fund:	PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:	03-6212-1200

Name of the Fund Making Public Offering or	PUTNAM U.S. GOVERNMENT INCOME TRUST
Sale of Foreign Investment Fund Securities to
be covered by the Securities Registration
Statement:
Type and Aggregate Amount of Foreign	Up to 97.17 million Class M Shares. Up to the
Investment Fund Securities to be Publicly	total amount obtained by aggregating the
Offered or Sold to be covered by the	amounts calculated by multiplying the respective
Securities Registration Statement:	net asset value per Class M Share in respect of
97.17 million Class M Shares. (The maximum
amount expected to be sold is 1,318.60 million

U.S. dollars (JPY 137.3 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00=JPY104.14, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on April 30, 2008.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2008 (U.S.$13.57) by 97.17 million Class M Shares for convenience.

Places where a copy of this Amendment to	Not applicable.
Securities Registration Statement is available
for Public Inspection:

I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement amends and updates the relevant information of the Securities Registration Statement (“Original SRS”) filed on March 31, 2008 due to the fact that the aforementioned Semi-annual Report was filed today and that some information needs to be amended.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENT:

The following information in the Original SRS shall be replaced with the information under the [After Amendment] section.

The revised parts are marked with underline.

PART II. INFORMATION CONCERNING FUND

I. DESCRIPTION OF THE FUND

1 NATURE OF THE FUND

(1) Objectives and Basic Nature of the Fund:

E. Main Investment Strategies – U.S. Government Bonds

[Before Amendment]

(omitted)

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

[After Amendment]

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers and securities issued by money market fund, in each case rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

(2) Structure of the Fund

D. Investment Management Company

1

[Before Amendment]

(e) Amount of Capital Stock (Members’ Equity)

(i) Amount of Members’ Equity: (as of January 31, 2008)

$127,782,916*

(omitted)

[After Amendment]

(e) Amount of Capital Stock (Members’ Equity)

(i) Amount of Members’ Equity : (as of April 30, 2008)

$118,982,092* (approx. JPY12,391 million)

*Unaudited

Note : U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00=JPY104.14, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on April 30, 2008.

(omitted)

2 INVESTMENT POLICY

(2) Object of Investment

[Before Amendment]

(omitted)

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

[After Amendment]

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund may invest up to 20% of its net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers and securities issued by money market fund, in each case rated AAA or its equivalent at the time of purchase by a nationally recognized securities ratings agency or, if unrated, that the Investment Management Company determines to be of comparable quality.

5. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio

The following information in the Original SRS shall be updated as follows:

2

		(As of April 30, 2008)

Types of Assets	Name of Country	Total USD	Investment
			Ratio (%)

U.S. Government Agency Mortgages	United States	1,548,984,291	116.12

U.S. Government Agency Obligations	United States	25,884,243	1.94

U.S. Treasury Obligations	United States	53,124,107	3.98

Collateral Mortgage Obligations	United States	526,203,044	39.45

Asset backed securities	United States	5,895,242	0.44

Purchased Options	United States	102,292,081	7.67

Short-Term Investments	United States	178,910,952	13.41

Cash, Deposit and Other Assets (After		(1,107,344,944)	(83.01)
deduction of liabilities)

Total		1,333,949,016	100.00
(Net Asset Value)		(JPY 138,917 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars (“USD” or “$”) into Japanese Yen is JPY104.14 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the April 30, 2008 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the “total” column is not equal to the aggregate amount. Also, simply multiplying the corresponding amount does conversion into other currencies by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(3) Results of Past Operations

The following information shall be added to the Original SRS.

A. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of February 2008 to and including the end of April 2008 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD (thousands)	JPY (millions)	USD	JPY

2008 End of February	31,966	3,329	13.56	1,412
March	31,901	3,322	13.57	1,413
April	31,313	3,261	13.43	1,399

Note* On November 12, 2007, the Fund acquired Putnam Limited Duration Government

3

Income Fund's net assets in a tax-free exchange approved by the Trustees and Putnam Limited Duration Government Income Fund’s shareholders.

B. Record of Distributions Paid

Period	Amount paid per Share

	USD	JPY

(05/01/07 - 04/30/08)	0.535	56

Note: Record of distribution paid from March to April 2008 is as follows:

Year	Ex-dividend Date	Dividend ($)	NAV per Share ($)

2008	Mar. 14	0.047	13.54
	Apr. 15	0.047	13.41

Note: Dividend and NAV per Share as of May 14, 2008 were $0.047 and 13.33 respectively.

C. Record of Rate of Return

Period	Rate of Return (%)

(05/01/07 - 04/30/08)	6.75

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

NAV at beginning of term means the net asset value per unit calculated at the beginning of the yield calculation period.

NAV at term end means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex dividend day of the relevant distribution plus 1.

II FINANCIAL HIGHLIGHTS

Translation of the followings of unaudited semi-annual accounts is added to the Japanese version of the Original SRS.

- Statement of assets and liabilities (3/31/08)

- Statement of operations (six months ended 3/31/08)

- “Significant accounting policies” from Notes to financial statements 3/31/08

4

PART III DETAILED INFORMATION CONCERNING THE FUND

III. MANAGEMENT AND ADMINISTRATION

1 OUTLINE OF MANAGEMENT OF ASSETS, ETC.:

(5) Miscellaneous:

E. Litigation and Other Significant Events

[Before Amendment]

Regulatory matters and litigation.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the 1940 Act. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

[After Amendment]

Regulatory matters and litigation.

In late 2003 and 2004, the Investment Management Company settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no

5

material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

IV. FINANCIAL CONDITIONS OF THE FUND

KPMG LLP in the U.S.A. is responsible for this part.

Translation of unaudited semi-annual accounts is added to the Japanese version of the Original SRS.

- Statement of assets and liabilities (3/31/08)

- Statement of operations (six months ended 3/31/08)

- Statement of changes in net assets (3/31/08)

- Financial highlights (for a common share outstanding throughout the period)

- Notes to financial statements (3/31/08)

- Portfolio of investments (3/31/08)

V Record of Sales and Repurchases

The following information shall be added to the Original SRS.

Record of sales and repurchases during the one-year period up to and including the end of May and number of outstanding shares of the Fund as of the end of April 2008 are as follows: (05/01/07 - 04/30/08)

Number of Shares Sold	Number of Shares	Number of Outstanding
	Repurchased	Shares

526,659	384,072	2,337,254

(8,800)	(199,490)	(1,634,460)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

PART IV. SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

2 SUMMARY OF BUSINESS LINES AND BUSINESS OPERATIONS

Following information in the Original SRS shall be updated as follows:

The end of April 2008, Investment Management Company managed, advised, and, or administered the following 99 funds and fund portfolios (having an aggregate net asset value of over $101 billion).

6

		(as of the end of April 2008)

Name of	Principal Characteristics	Number of	Total Net Asset Value
Country		the Funds	($ million)

			$3,287.62
U.S.A.	Closed End Type Bond Fund	5	(JPY342.4 billion)

			$25,128.51
U.S.A.	Open End Type Balanced Fund	13	(JPY2,616.9 billion)

			$31,214.12
U.S.A.	Open End Type Bond Fund	30	(JPY3,250.6 billion)

			$41,575.19
U.S.A.	Open End Type Equity Fund	51	(JPY4,329.6 billion)

			$101,205.44
		99	(JPY10,539.5)

3 FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

Deloitte & Touche LLP is responsible for this part.

Japanese translation of financial statements of Putnam Investment Management, LLC for fiscal 2007, 2006 and 2005 and independent auditors’ report are attached to the Japanese version of the Original SRS.

5 MISCELLANEOUS

(5) Litigation, etc.

[Before Amendment]

Regulatory matters and litigation.

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

The Investment Management Company and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the 1940 Act. The Investment Management Company and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to

7

have a material effect on the Investment Management Company’s and Putnam Retail Management’s ability to provide services to their clients, including the Fund.

[After Amendment]

Regulatory matters and litigation.

In late 2003 and 2004, the Investment Management Company settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

8